Cover	Apr. 09, 2020	Apr. 08, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date		Apr. 08, 2020
Entity Registrant Name	INTUITIVE SURGICAL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number		000-30713
Entity Tax Identification Number		77-0416458
Entity Address, Address Line One		1020 Kifer Road
Entity Address, City or Town		Sunnyvale
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94086
City Area Code		408
Local Phone Number		523-2100
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.001 per share
Trading Symbol		ISRG
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001035267
Amendment Flag		false